Income (loss) before Income Taxes (Detail) - USD ($) $ in Thousands		12 Months Ended
		May. 31, 2015	May. 31, 2014	May. 31, 2013
Schedule of Income Before Income Tax [Line Items]
Income Before Income Taxes, United States		$ 273,278	$ 209,626	$ 5,104
Income Before Income Taxes, Foreign		179,975	214,861	171,787
Income (Expense) Before Income Taxes	[1]	$ 453,253	$ 424,487	$ 176,891

[1]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.